Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Disaggregation of the Group’s Revenue [Abstract]
Revenue from contracts with customers	¥ 115,115	¥ 295,897	¥ 162,881
Cost of sales	(97,804)	(126,026)	(44,281)
Gross profit	17,311	169,871	118,600
Subscription and licensing [Member]
Schedule of Disaggregation of the Group’s Revenue [Abstract]
Revenue from contracts with customers	46,966	100,454	76,583
Cost of sales	(25,029)	(18,195)	(8,725)
Gross profit	21,937	82,259	67,858
Smart music education business [Member]
Schedule of Disaggregation of the Group’s Revenue [Abstract]
Revenue from contracts with customers	37,243	118,061	58,784
Cost of sales	(45,010)	(43,548)	(17,319)
Gross profit	(7,767)	74,513	41,465
Music events and performances [Member]
Schedule of Disaggregation of the Group’s Revenue [Abstract]
Revenue from contracts with customers	30,906	77,382	27,514
Cost of sales	(27,765)	(64,283)	(18,237)
Gross profit	¥ 3,141	¥ 13,099	¥ 9,277